Employee compensation and benefits - Key actuarial assumptions for the principal plan (Details) - Pension Plan - Principal plan	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Discount rate	3.17%	3.71%
Actuarial assumption of expected rates of inflation	2.25%	2.25%
Rate of increase for pensions	2.25%	2.25%
Rate of pay increase	2.25%	2.25%